PARENT COMPANY (Tables )	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Condensed parent company financial statements, which include transactions with the subsidiary, are as follows (000s omitted):

Balance Sheets

	December 31,
	2012	2011
Assets
Cash and due from banks	$212	$116
Securities	432	392
Investment in subsidiary bank	82,983	75,220
Other assets	220	118
Total assets	$83,847	$75,846
Liabilities
Dividends payable and other liabilities	$273	$135
Total liabilities	273	135
Stockholders' Equity
Total stockholders' equity	83,574	75,711
Total liabilities and stockholders' equity	$83,847	$75,846

Condensed Income Statement [Table Text Block]

Statements of Operations

	Years Ended December 31,
	2012	2011	2010
Income
Dividends from subsidiary bank	$—	$—	$—
Other operating income	—	—	—
Total income	—	—	—
Expense
Interest on borrowed funds	12	11	2
Other expense	272	399	298
Total expense	284	410	300
Loss before tax and equity in undistributed net loss of subsidiary bank	(284)	(410)	(300)
Income tax benefit	—	—	—
Loss before equity in undistributed net loss of subsidiary bank	(284)	(410)	(300)
Equity in undistributed net income (loss) of subsidiary bank	8,829	(3,352)	(11,599)
Net Income (Loss)	$8,545	$(3,762)	$(11,899)

Condensed Cash Flow Statement [Table Text Block]

Statements of Cash Flows

	Years Ended December 31,
	2012	2011	2010
Cash Flows Provided By Operating Activities:
Net income (loss)	$8,545	$(3,762)	$(11,899)
Equity in undistributed net income of subsidiary bank	(8,829)	3,352	11,599
Net decrease in other liabilities	138	—	—
Net (increase) decrease in other assets	(1)	133	92
Net cash used for operating activities	$(147)	$(277)	$(208)
Cash Flows Used For Investing Activities:
Investment in subsidiary	$—	$—	$(1,100)
Net cash used for investing activities	$—	$—	$(1,100)
Cash Flows Used For Financing Activities:
Issuance of common stock	$243	$54	$1,273
Dividends paid	—	—	—
Issuance of long term debt	—	—	135
Net cash provided by financing activities	$243	$54	$1,408
Net Increase (Decrease) In Cash And Cash Equivalents	$96	$(223)	$100
Cash And Cash Equivalents At Beginning Of Year	116	339	239
Cash And Cash Equivalents At End Of Year	$212	$116	$339